UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Adam Jaffe     Stamford, Connecticut     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $204,836 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARRICK GOLD CORP              COM              067901108     1031    25600 SH       SOLE                    25600
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109    35767   479325 SH       SOLE                   479325
COCA COLA FEMSA S A B DE C V   SPON ADR REP L   191241108     1558    36300 SH       SOLE                    36300
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100    20428   718020 SH       SOLE                   718020
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209    13280   391400 SH       SOLE                   391400
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     7634   131573 SH       SOLE                   131573
ISHARES TR                     MSCI EMERG MKT   464287234      490     1000 SH  PUT  SOLE                     1000
MECHEL OAO                     SPONSORED ADR    583840103    31240   612547 SH       SOLE                   612547
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    30345  1122240 SH       SOLE                  1122240
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    24632   380710 SH       SOLE                   380710
RIO TINTO PLC                  SPONSORED ADR    767204100     1030     3000 SH       SOLE                     3000
SPDR TR                        UNIT SER 1       78462F103      365     7090 SH  PUT  SOLE                     7090
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105    28001   477828 SH       SOLE                   477828
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107     9035    68680 SH       SOLE                    68680